UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2008
	Shares	Fair Value
Common Stock - 0.2% (1)
Shipping - 0.2% (1)
Republic of the Marshall Islands - 0.2% (1)
Capital Product Partners L.P. (Cost $1,136,941)	52,881	$1,068,196

Master Limited Partnerships and Related Companies - 191.7% (1)
Crude/Refined Products Pipelines - 90.0% (1)
United States - 90.0% (1)
Buckeye Partners, L.P.	533,367	26,177,652
Enbridge Energy Partners, L.P.	925,300	46,246,494
Enbridge Energy Partners, L.P. (2) (3)	1,008,091	49,094,055
Global Partners LP	214,286	5,854,294
Holly Energy Partners, L.P. (4)	427,070	17,544,036
Kinder Morgan Management, LLC (3) (5)	1,692,458	92,255,913
Magellan Midstream Partners, L.P.	1,974,445	85,513,213
NuStar Energy L.P.	1,000,355	53,428,961
NuStar GP Holdings, LLC	543,429	14,748,663
Plains All American Pipeline, L.P.	1,833,784	87,563,186
SemGroup Energy Partners, L.P.	271,982	6,780,511
Sunoco Logistics Partners L.P.	930,280	49,769,980
TEPPCO Partners, L.P.	869,520	32,833,075
TransMontaigne Partners L.P.	207,800	6,144,646
		573,954,679

Natural Gas/Natural Gas Liquids Pipelines - 51.5% (1)
United States - 51.5% (1)
Boardwalk Pipeline Partners, LP	1,144,700	27,152,284
El Paso Pipeline Partners, L.P.	902,350	21,151,084
Energy Transfer Equity, L.P.	729,661	24,268,525
Energy Transfer Partners, L.P.	1,722,250	82,530,220
Enterprise GP Holdings L.P.	105,425	3,312,454
Enterprise Products Partners L.P.	2,847,220	88,178,403
ONEOK Partners, L.P.	267,455	16,590,234
Spectra Energy Partners, LP	332,965	8,224,235
TC PipeLines, LP	1,307,759	44,686,125
Williams Pipeline Partners L.P.	623,990	12,355,002
		328,448,566

Natural Gas Gathering/Processing - 36.2% (1)
United States - 36.2% (1)
Copano Energy, L.L.C.	1,248,389	45,503,779
Crosstex Energy, L.P.	981,347	31,020,379
Crosstex Energy, L.P. (2) (6)	193,767	5,132,888
DCP Midstream Partners, LP	413,825	15,005,294
Duncan Energy Partners L.P.	433,700	9,155,407
Exterran Partners, L.P.	323,493	10,607,335
Hiland Partners, LP	41,048	2,080,723
MarkWest Energy Partners, L.P.	2,201,640	75,956,580
Regency Energy Partners LP	133,000	3,944,780
Targa Resources Partners LP	142,600	3,456,624
Williams Partners L.P.	784,707	29,136,171
		230,999,960

Propane Distribution - 9.1% (1)
United States - 9.1% (1)
Inergy, L.P.	1,916,784	55,989,261
Inergy Holdings, L.P.	49,715	2,197,403
		58,186,664

Shipping - 4.9% (1)
Republic of the Marshall Islands - 0.8% (1)
Teekay LNG Partners L.P.	156,200	4,693,810
United States - 4.1% (1)
K-Sea Transportation Partners L.P. (4)	612,800	22,140,464
OSG America L.P.	293,235	4,105,290
		26,245,754
		30,939,564

Total Master Limited Partnerships and Related Companies (Cost $832,753,264)		1,222,529,433

Short-Term Investment - 8.7% (1)
United States Investment Company - 8.7% (1)
First American Government Obligations Fund - Class Y, 2.91% (7) (Cost $55,779,214)	55,779,214	55,779,214

Total Investments - 200.6% (1) (Cost $889,669,419)		1,279,376,843
Long-Term Debt Obligations - (36.8%) (1)		(235,000,000)
Interest Rate Swap Contracts - (3.4%) (1)
$290,000,000 notional - Unrealized Depreciation		(21,489,294)
Liabilities in Excess of Cash and Other Assets - (31.4%) (1)		(200,138,459)
Preferred Shares at Redemption Value - (29.0%) (1)		(185,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$637,749,090

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have a total fair value of $54,226,943 which represents 8.5% of net assets.
(3) Security distributions are paid-in-kind.
(4) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(5) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(6) Non-income producing.
(7) Rate indicated is the 7-day effective yield as of February 29, 2008.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit of such securities and percent of net assets which the securities comprise at February 29, 2008.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Crosstex Energy, L.P.	Series D Subordinated Units	193,767	3/23/07	$ 5,000,002	$26.49	0.8%
Enbridge Energy Partners, L.P.	Class C Common Units	1,008,091	4/02/07	50,000,000	48.70	7.7
				$55,000,002		8.5%

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliates held by the Company as of February 29, 2008 amounted to $39,684,500, representing 6.2 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for each company which is an affiliate at February 29, 2008 or was an affiliate during the period ended February 29, 2008, is as follows:

	Share Balance 11/30/07	Gross Additions		Realized	Gross Distributions Received	February 29, 2008
			Gross Reductions	Gain (Loss)		Share Balance	Fair Value
Holly Energy Partners, L.P.	427,070	$ -	$ -	$ -	$ 309,626	427,070	$ 17,544,036
K-Sea Transportation Partners L.P.	612,800	-	-	-	453,472	612,800	22,140,464
MarkWest Energy Partners, L.P. (1)	2,201,640	-	-	-	1,254,935	2,201,640	75,956,580
		$ -	$ -	$ -	$2,018,033		$115,641,080

  (1) Not deemed an affiliate as of February 29, 2008.

As of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $815,176,749.  At February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $468,631,271, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $4,431,177 and the net unrealized appreciation was $464,200,094.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: April 24, 2008	By:	/s/Terry Matlack
Terry Matlack
Chief Financial Officer